Shareholder Report, Line Graph (Details) 197242_Pzena Mid Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 2,539,970	$ 2,574,168	$ 2,311,320	$ 2,257,724	$ 1,913,517	$ 1,346,988	$ 1,420,476	$ 1,541,003	$ 1,422,061	$ 1,000,000	$ 2,691,822
Russell 1000 Total Return_1
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Total Return
Accumulated Value	3,564,324	3,017,727	2,324,644	2,532,456	2,226,941	1,658,382	1,538,046	1,464,915	1,255,289	1,000,000	$ 4,160,810
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Value Total Return
Accumulated Value	$ 2,445,395	$ 2,189,814	$ 1,975,182	$ 2,045,067	$ 1,797,800	$ 1,407,567	$ 1,427,045	$ 1,390,419	$ 1,318,366	$ 1,000,000	$ 2,918,095